Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO
NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)(4)	Value of Initial Fixed $100 Investment Based On: (5)		Net Income (Loss) (millions)	Pre-Tax Net Income (Loss ) (millions) (6)
					Total Stockholder Return	Peer Group Total Stockholder Return
2025	$6,273,083	$1,975,675	$1,763,711	$1,067,178	$79.17	$228.12	$(1.9)	$3.0
2024	$4,581,674	$2,298,554	$1,336,932	$953,139	$109.34	$184.24	$(12.4)	$(13.0)
2023	$10,407,564	$13,852,094	$1,343,256	$1,896,804	$123.15	$136.91	$(34.0)	$(40.4)
2022	$7,532,900	$3,519,692	$3,698,899	$2,691,110	$97.71	$113.85	$104.2	$142.0
2021	$8,224,777	$10,965,723	$2,572,998	$2,981,491	$138.21	$174.70	$142.5	$193.3

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2021, 2022, 2023, 2024 and 2025.

	PEO	Non-PEO NEOs

2025	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2024	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2023	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2022	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2021	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation and Other Information – Summary Compensation Table” for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Nadji in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to PEO
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2025	$6,273,083	$—	$—	$3,495,954	$2,278,186	$(2,830,260)	$—	$(427,620)	$—	$178,240	$1,975,675

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO
NEOs in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to Non-PEO NEOs
	Summary Compensation Table Total for Non-PEO NEOs	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2025	$1,763,711	$—	$—	$722,538	$495,705	$(432,067)	$—	$(65,636)	$—	$28,003	$1,067,178

(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Company’s industry peer group (“Peer Group Index”), which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report for the fiscal year ended December 31, 2025. The Peer Group Index is comprised of the following publicly-traded real estate services companies: CBRE Group, Inc., Colliers International Group, Inc., Cushman & Wakefield plc, Jones Lang LaSalle Incorporated, and Newmark Group Inc. The Peer Group Index is weighted by each company’s stock market capitalization at the beginning of each fiscal year.

(6)
We have determined that
pre-tax
net income is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2025, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	Pre-Tax Net Income
Named Executive Officers, Footnote
(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2021, 2022, 2023, 2024 and 2025.

	PEO	Non-PEO NEOs

2025	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2024	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2023	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2022	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2021	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Company’s industry peer group (“Peer Group Index”), which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
	for our Annual Report for the fiscal year ended December 31, 2025. The Peer Group Index is comprised of the following publicly-traded real estate services companies: CBRE Group, Inc., Colliers International Group, Inc., Cushman & Wakefield plc, Jones Lang LaSalle Incorporated, and Newmark Group Inc. The Peer Group Index is weighted by each company’s stock market capitalization at the beginning of each fiscal year.
PEO Total Compensation Amount	$ 6,273,083	$ 4,581,674	$ 10,407,564	$ 7,532,900	$ 8,224,777
PEO Actually Paid Compensation Amount	$ 1,975,675	2,298,554	13,852,094	3,519,692	10,965,723
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Nadji in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to PEO
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2025	$6,273,083	$—	$—	$3,495,954	$2,278,186	$(2,830,260)	$—	$(427,620)	$—	$178,240	$1,975,675

Non-PEO NEO Average Total Compensation Amount	$ 1,763,711	1,336,932	1,343,256	3,698,899	2,572,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,067,178	953,139	1,896,804	2,691,110	2,981,491
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO
NEOs in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to Non-PEO NEOs
	Summary Compensation Table Total for Non-PEO NEOs	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2025	$1,763,711	$—	$—	$722,538	$495,705	$(432,067)	$—	$(65,636)	$—	$28,003	$1,067,178

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR * Assumes $100 invested on 12/31/2020
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income and Pre-Tax Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Net Income and Pre-Tax Net Income
Total Shareholder Return Vs Peer Group	TSR of the Company and TSR of the Peer Group * Assumes $100 invested on 12/31/2020
Tabular List, Table
Required Tabular Disclosure of Most Important Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is
Pre-Tax
Net Income.

Total Shareholder Return Amount	$ 79.17	109.34	123.15	97.71	138.21
Peer Group Total Shareholder Return Amount	228.12	184.24	136.91	113.85	174.7
Net Income (Loss)	$ (1,900,000)	$ (12,400,000)	$ (34,000,000)	$ 104,200,000	$ 142,500,000
Company Selected Measure Amount	3,000,000	(13,000,000)	(40,400,000)	142,000,000	193,300,000
PEO Name	Mr. Nadji
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Net Income
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,278,186
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,830,260)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,620)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,240
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,495,954
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	495,705
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(432,067)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(65,636)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,003
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 722,538